Others - Non-Derivative Financial Liabilities Based on the Remaining Period at the Balance Sheet Date to the Contractual Maturity Date (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Between 1 and 2 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Finance lease liabilities (including current portion)	$ 24,198	$ 791	$ 4,008
Long-term borrowings (including current portion)	322,928	10,550	6,493
Between 2 and 3 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term borrowings (including current portion)	8,351	273	6,430
Between 3 and 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term borrowings (including current portion)	24,210	791	27,901
Over 5 Years
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Long-term borrowings (including current portion)	30,429	994	33,019
Within 1 Year
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Short-term borrowings	46,761	1,528	46,062
Other payables	206,268	6,739	93,541
Finance lease liabilities (including current portion)	24,583	803	48,466
Long-term borrowings (including current portion)	$ 82,864	$ 2,707	$ 5,137